LEASE LIABILITIES and right-of-use assets (Tables)	12 Months Ended
Jan. 31, 2019
LEASE LIABILITIES and right-of-use assets [abstract]
Schedule of leases as defined by IFRS 16
Entity Name/Lessee	Asset	Contains a lease?	Useful life (years)
Eco Firma Farms LLC	Land/Building	Yes	40
Silver State Cultivation LLC	Land/Building	Yes	5
Silver State Relief LLC (Sparks)	Land/Building	Yes	5
Silver State Relief LLC (Fernley)	Land/Building	Yes	5
Megawood Enterprises Inc.	Land/Building	Yes	5

Schedule of maturity analysis - contractual undiscounted cash flows
Maturity Analysis - contractual undiscounted cash flows
Less than one year	$5,333,165
One to five years	3,871,483
Total undiscounted lease liabilities at January 31, 2019	$9,204,648
Lease liabilities included in the statement of financial position
Current	4,421,265
Non-current	3,486,700
Balance, January 31, 2019	$7,907,965
Amounts recognized in profit or loss
Interest on lease liabilities	$85,501
Expenses relating to short-term leases	$16,156
Total cash outflow for leases	$546,104

Schedule of financial statement effects concerning right-of-use assets
Cost
Balance, January 31, 2018 & 2017	$-
Right-of-use additions	7,861,107
Balance, January 31, 2019	$7,861,107
Accumulated Amortization
Balance, January 31, 2018 & 2017	$-
Right-of-use additions	(116,496)
Balance, January 31, 2019	$(116,496)
Carrying Amount, January 31, 2019	$7,744,611